AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 97.0%
Communication Services - 2.4%
Pinterest, Inc., Class A*	774,290	$24,908,909
Take-Two Interactive Software, Inc.*	66,440	17,165,439

Total Communication Services		42,074,348
Consumer Discretionary - 12.7%
DoorDash, Inc., Class A*	127,410	34,654,246
Floor & Decor Holdings, Inc., Class A*	177,500	13,081,750
Flutter Entertainment PLC*	135,900	34,518,600
Norwegian Cruise Line Holdings, Ltd.*	717,940	17,682,862
O'Reilly Automotive, Inc.*	349,450	37,674,205
Pool Corp.[1]	39,570	12,269,470
Ross Stores, Inc.	194,060	29,572,803
Tractor Supply Co.	455,570	25,908,266
Wyndham Hotels & Resorts, Inc.[1]	180,690	14,437,131

Total Consumer Discretionary		219,799,333
Consumer Staples - 2.6%
BJ's Wholesale Club Holdings, Inc.*	219,002	20,421,937
Performance Food Group Co.*	231,910	24,127,916

Total Consumer Staples		44,549,853
Energy - 3.0%
Cheniere Energy, Inc.	173,490	40,766,680
Permian Resources Corp.	859,185	10,997,568

Total Energy		51,764,248
Financials - 9.5%
Brown & Brown, Inc.	178,813	16,770,871
Evercore, Inc., Class A	54,245	18,297,923
Interactive Brokers Group, Inc., Class A	552,826	38,039,957
Robinhood Markets, Inc., Class A*	241,560	34,586,561
The Allstate Corp.	96,563	20,727,248
TPG, Inc.[1]	608,735	34,971,826

Total Financials		163,394,386
Health Care - 14.0%
Argenx SE, ADR (Netherlands)*	46,640	34,399,799
Cencora, Inc.	158,890	49,657,893
Encompass Health Corp.	128,120	16,273,802
IDEXX Laboratories, Inc.*	69,110	44,153,688
Insmed, Inc.*	155,190	22,348,912
Repligen Corp.*	83,720	11,190,852
Stevanato Group S.p.A. (Italy)[1]	685,967	17,663,650
Veeva Systems, Inc., Class A*	153,935	45,858,776

Total Health Care		241,547,372
	Shares	Value
Industrials - 20.0%
AMETEK, Inc.	90,710	$17,053,480
Axon Enterprise, Inc.*	44,940	32,250,742
Carlisle Cos., Inc.	36,250	11,924,800
Cintas Corp.	138,566	28,442,057
Comfort Systems USA, Inc.	795	656,018
Curtiss-Wright Corp.	62,844	34,120,521
EMCOR Group, Inc.	94,440	61,342,558
Equifax, Inc.	43,179	11,076,709
GFL Environmental, Inc. (Canada)	396,418	18,782,285
Karman Holdings, Inc.*,1	442,825	31,971,965
Loar Holdings, Inc.*,1	200,168	16,013,440
Regal Rexnord Corp.	142,534	20,445,077
Verisk Analytics, Inc.	136,673	34,374,626
Waste Connections, Inc. (Canada)	92,015	16,176,237
Watsco, Inc.[1]	26,380	10,665,434

Total Industrials		345,295,949
Information Technology - 27.0%
Amphenol Corp., Class A	139,190	17,224,763
AppLovin Corp., Class A*	34,650	24,897,411
Bentley Systems, Inc., Class B	350,618	18,049,815
Crowdstrike Holdings, Inc., Class A*	14,401	7,061,962
CyberArk Software, Ltd. (Israel)*	87,825	42,432,649
Dynatrace, Inc.*	474,765	23,002,364
Elastic, N.V.*	244,755	20,679,350
Fair Isaac Corp.*	11,940	17,868,568
Gartner, Inc.*	28,515	7,495,738
HubSpot, Inc.*	82,385	38,539,703
JFrog, Ltd. *	593,064	28,069,719
Lattice Semiconductor Corp.*,1	332,140	24,352,505
Marvell Technology, Inc.	218,810	18,395,357
Monolithic Power Systems, Inc.	50,600	46,584,384
Netskope, Inc., Class A*	651,798	14,815,369
Nice, Ltd., Sponsored ADR (Israel)*	106,477	15,415,740
Onestream, Inc.*,1	619,015	11,408,446
Samsara, Inc., Class A*	486,540	18,123,615
ServiceTitan, Inc., Class A*	210,816	21,256,577
Snowflake, Inc., Class A*	39,095	8,817,877
Trimble, Inc.*	269,860	22,034,069
Tyler Technologies, Inc.*	38,150	19,958,554

Total Information Technology		466,484,535
Materials - 2.8%
Carpenter Technology Corp.	109,220	26,817,879

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.8% (continued)
Martin Marietta Materials, Inc.	33,830	$21,322,372

Total Materials		48,140,251
Real Estate - 1.4%
CoStar Group, Inc.*	290,674	24,524,165
Utilities - 1.6%
NRG Energy, Inc.	171,850	27,831,107

Total Common Stocks (Cost $1,145,976,962)		1,675,405,547

	Principal Amount
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 0.0%#,2
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $30,290 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $30,892)	$30,286	30,286
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $57,060 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $58,194)	57,053	57,053
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $78,892 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $80,461)	78,883	78,883
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $25,391 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $25,896)	$25,388	$25,388

Total Joint Repurchase Agreements		191,610

	Shares
Other Investment Companies - 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[3]	21,318,122	21,318,122
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[3]	31,977,183	31,977,183

Total Other Investment Companies		53,295,305

Total Short-Term Investments (Cost $53,486,915)		53,486,915
Total Investments - 100.1% (Cost $1,199,463,877)		1,728,892,462
Other Assets, less Liabilities - (0.1)%		(1,783,298)
Net Assets - 100.0%		$1,727,109,164

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $87,736,074 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,675,405,547	—	—	$1,675,405,547
Short-Term Investments
Joint Repurchase Agreements	—	$191,610	—	191,610
Other Investment Companies	53,295,305	—	—	53,295,305
Total Investments in Securities	$1,728,700,852	$191,610	—	$1,728,892,462

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$87,736,074	$191,610	$89,814,135	$90,005,745
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	10/15/25-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.